Borrowings And Debentures - Details Of Debentures (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 55,589,848	₩ 48,338,049
Discounts on bonds	[1]	(6,456)	(130,946)
Total	[1]	55,583,392	48,207,103
Fair value hedged amount of debentures		4,046,624	3,952,047
Cash flow hedged amount of debentures		1,410,514	1,860,100
Ordinary bonds
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 47,124,232	₩ 41,665,997
Ordinary bonds | Bottom of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	0.80%	0.80%
Ordinary bonds | Top of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	7.50%	7.50%
Subordinated bonds
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 6,683,193	₩ 4,421,380
Subordinated bonds | Bottom of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	1.90%	1.90%
Subordinated bonds | Top of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	6.70%	5.10%
Other bonds
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 1,782,423	₩ 2,250,672
Other bonds | Bottom of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	2.90%	1.60%
Other bonds | Top of range
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	17.00%	17.00%

[1]	Included debentures under fair value hedge amounting to and 3,952,047 million Won and 4,046,624 million Won as of December 31, 2024 and 2025 respectively. Also, debentures under cash flow hedge amounting to 1,860,100 million Won and 1,410,514 million Won are included as of December 31, 2024 and 2025 respectively.